Other disclosures - Risk Management and Principal Risks - Management VaR (95%, one day) (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Methods used to measure risk	Management value at risk (VaR) VaR is an estimate of the potential loss arising from unfavourable market movements if the current positions were to be held unchanged for one business day. For internal market risk management purposes, a historical simulation methodology with a two-year equally weighted historical period, at the 95% confidence level is used for all trading books and some banking books. In some instances, historical data is not available for particular market risk factors for the entire look-back period, for example, complete historical data would not be available for an equity security following an initial public offering. In these cases, market risk managers will proxy the unavailable market risk factor data with available data for a related market risk factor. Limits are applied at the total level as well as by risk factor type, which are then cascaded down to particular trading desks and businesses by the market risk management function.
Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 23	£ 21
High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	29	27
Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 17	15
Value at risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Confidence level used to determine risk adjustment for non-financial risk	95.00%
Credit risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 12	11
Credit risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	17	16
Credit risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	8	8
Interest rate risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6	8
Interest rate risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	11	19
Interest rate risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	3	3
Equity price risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	10	7
Equity price risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	22	14
Equity price risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5	4
Basis risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	8	6
Basis risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	11	8
Basis risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6	4
Spread risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	6
Spread risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5	9
Spread risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	3	3
Foreign exchange risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	3	3
Foreign exchange risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5	7
Foreign exchange risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	2	2
Commodity risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1	1
Commodity risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	2	2
Commodity risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	0	0
Inflation risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	2	3
Inflation risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	3	4
Inflation risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1	2
Diversification effect [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ (23)	£ (24)